Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
US Agency And Other Governmental Debentures- Current [Member]
Marketable securities	$ 1,658
Corporate Debentures [Member]
Marketable securities	11,227
Available for sale securities	11,014
Trading securities	$ 213